Income tax expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Dec. 31, 2013	Mar. 31, 2013 CNY (¥)	Mar. 31, 2012
Composition of income tax expenses
Current income tax expense		¥ 4,757	¥ 1,730		¥ 1,353
Deferred taxation	$ 268	1,659	1,466		104
Income tax expenses	$ 1,035	¥ 6,416	¥ 3,196		¥ 1,457
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%
Assumed percentage of distributable reserve of major PRC subsidiaries to be distributed as dividends (as a percent)	100.00%	100.00%	100.00%
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%	16.50%		16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Period of Enterprise status subject to review	2 years	2 years
Alibaba China | PRC
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%	10.00%		10.00%	10.00%
Taobao China | PRC
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
Taobao China | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)			10.00%	10.00%		10.00%
Tmall China | PRC
Composition of income tax expenses
Preferential tax rate (as a percent)	12.50%	12.50%	12.50%
Tmall China | PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax						2 years
Reduction in preferential tax rate during subsequent three years (as a percent)						50.00%
Period of 50% reduction to income tax rate						3 years